Deferred Tax - Schedule of Deferred Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax [Abstract]
Balance		$ 7,990	$ 738
Recognized in Profit or Loss		20,358	7,275
Recognized in Other Comprehensive Income	[1]	(133)	85
Others	[2]	(648)	(108)
Balance		$ 27,567	$ 7,990

[1]	Deferred tax related to employee defined benefit plans.
[2]	Deferred tax arising from the purchase price allocation of intangible assets recognized in connection with the acquisition of Procaps S.A. de C.V. (formerly Laboratorios López S.A. de C.V.), and foreign currency translation effects.